Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011
Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.30%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Annual Return 2001	rr_AnnualReturn2001	3.78%
Annual Return 2002	rr_AnnualReturn2002	0.94%
Annual Return 2003	rr_AnnualReturn2003	0.30%
Annual Return 2004	rr_AnnualReturn2004	0.48%
Annual Return 2005	rr_AnnualReturn2005	2.36%
Annual Return 2006	rr_AnnualReturn2006	4.16%
Annual Return 2007	rr_AnnualReturn2007	4.44%
Annual Return 2008	rr_AnnualReturn2008	2.14%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%
Past 5 Years	rr_AverageAnnualReturnYear05	2.15%
Past 10 Years	rr_AverageAnnualReturnYear10	1.84%
Cash Management Shares | JPMorgan Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Prime Money Market Fund Class/Ticker: Cash Management/JCMXX
Objective [Heading]	rr_ObjectiveHeading	The Fund's Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	The Fund's Main Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:

•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities,
•	asset-backed securities,
•	repurchase agreements and reverse repurchase agreements,
•	taxable municipal obligations, and
•	funding agreements issued by banks and highly rated U.S. insurance companies, such as Guaranteed Investment Contracts (GICs) and Bank Investment Contracts (BICs).

The Fund is a money market fund managed in the following manner:

•	The Fund seeks to maintain a net asset value of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•

The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund will only buy securities that present minimal credit risk.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry.
Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and the Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund's yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Credit Risk. The Fund's investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Concentration Risk. Because the Fund will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

Foreign Securities Risk. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, and regulatory issues facing issuers in such foreign countries.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund's affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Cash Management Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Cash Management Shares is based on the performance of Morgan Shares prior to the inception of the Cash Management Shares. The actual returns of Cash Management Shares would have been lower than those shown because Cash Management Shares have higher expenses than Morgan Shares.

To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Cash Management Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-766-7722
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	1st quarter, 2001		1.33%
Worst Quarter	2nd quarter, 2009	1st quarter, 2010	0.00%
	3rd quarter, 2009	2nd quarter, 2010
	4th quarter, 2009	3rd quarter, 2010
		4th quarter, 2010

The Fund's year-to-date total return as of 3/31/11 was 0.00% .

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Q2 2009 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q3 2009 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q4 2009 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q1 2010 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q2 2010 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q3 2010 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Q4 2010 | Cash Management Shares | JPMorgan Prime Money Market Fund | Cash Management
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%